Vanguard® High-Yield Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (96.7%)
Alabama (2.3%)
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,550
	Birmingham AL GO, Prere.	5.000%	9/1/25	3,010	3,303
	Birmingham AL GO, Prere.	5.000%	9/1/25	4,050	4,444
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	24,607
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,500	2,568
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	20,190	20,610
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	1,250	1,300
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	24,955	25,447
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	26,415	27,150
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	16,025	16,358
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	17,455	17,835
	Black Belt Energy Gas District PUT	5.000%	6/1/28	29,245	31,758
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	5,000	4,880
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	6,165	5,930
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	7,260	7,692
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,575	12,515
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	629
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	607
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	690
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	538
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	636
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	8,342
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	3,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	4,085
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	37,666
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	26,545
[2,3]	Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/23	0.000%	10/1/38	7,520	7,682
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/46	2,000	2,234
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	2,896
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,370	5,471
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	1,385	1,414
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	20,330	20,702
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	12/1/31	24,860	25,120
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	575	659
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	2,095
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,116
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,111
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	1,845	1,953
					364,278
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	2,190	2,532
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	725	834
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,378
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,378
					14,122
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	1,500	1,635
[4]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,540
					5,175
Arizona (1.3%)
[4]	Arizona IDA Charter School Aid Revenue	3.000%	12/15/31	660	579
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	1,325	1,342
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/40	920	946
[4]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/41	725	646
[4]	Arizona IDA Charter School Aid Revenue	6.000%	7/1/47	1,385	1,467
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	2,095
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,681
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/50	2,365	2,372
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/50	1,500	1,524
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/51	1,760	1,520
[4]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/51	925	776
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,461
[4]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/56	250	202
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	5,125	4,259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	835
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	1,694
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/31	310	311
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/41	405	374
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/52	840	728
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	663
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	707
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,023
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,020
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	509
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	2,720
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/50	8,295	8,195
[5]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,261
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,497
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,168
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,626
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	10,466
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	20,275	21,903
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	4,792
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,271
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	2,168
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,418
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	940
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	5,861
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	245
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	720
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,226
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	394
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	309
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	508
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	1,650	1,755
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,525	2,550
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/51	1,750	1,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/56	1,350	1,121
[4]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	300	307
[4]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	451
[4]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	2,103
[4]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	7,376
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,085
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	1,260	1,363
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	1,700	1,836
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	2,205	2,378
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	4,500	4,525
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	6,000	6,007
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	5,340
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/37	1,000	1,047
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/38	1,000	1,034
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	3,000	2,662
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/49	2,475	2,485
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	6,000	5,033
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	1,640	1,376
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/52	2,900	2,905
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	3,400	2,762
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	700	569
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,326
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	9,329
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	17,105	18,890
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,529
	Yavapai County IDA Resource Recovery Revenue PUT	2.200%	6/3/24	2,100	2,073
					199,132
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,261
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,645	1,700
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,473
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	6,080	6,331
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	620	617
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	6,348
[4]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	2,000	1,945
					23,675
California (10.2%)
[2,3]	Alameda Corridor Transportation Authority Revenue	0.000%	10/1/52	10,350	5,488
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	1,000	774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	3,750	3,880
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,030	4,317
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,240	2,387
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	15,420	16,340
	Alum Rock Union Elementary School District GO	5.250%	8/1/47	2,500	2,834
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project)	5.000%	10/1/45	1,340	1,463
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	2,145
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,848
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/43	5,000	5,463
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	25,645	26,530
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/28	20,480	21,297
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	27,055	27,863
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,196
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	6,000	5,999
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	2,000	1,985
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,000	4,255
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,500	4,516
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	10,000	7,952
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	23,430	22,589
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	14,750	12,303
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	2,500	2,071
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	4,177
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,500	14,291
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	3,017
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	946
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,065
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	980	1,026
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,469
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,820
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	5,000	6,301
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	9,722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	3,000	3,832
	California GO	4.000%	3/1/36	2,500	2,670
	California GO	4.000%	11/1/40	2,675	2,823
	California GO	4.000%	10/1/41	5,850	6,166
	California GO	5.000%	4/1/42	1,000	1,116
	California GO	5.000%	4/1/42	3,250	3,836
	California GO	3.000%	12/1/43	1,500	1,359
	California GO	3.000%	12/1/46	3,000	2,632
	California GO	5.000%	12/1/46	2,500	2,872
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,329
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,625	2,847
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	15,000	15,307
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	5,250	5,634
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	3,553
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	5,500	5,858
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	2,500	2,510
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	7,495	7,355
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	8,290	8,300
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	4,950	5,071
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	7,845	7,590
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	3,812	3,601
[4]	California Infrastructure & Economic Development Bank Economic Development Revenue PUT	0.850%	1/26/23	15,000	14,851
[7]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.680%	8/1/24	1,500	1,483
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	3,750	3,014
[7]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.030%	6/1/26	1,000	987
[4]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	420	430
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,135	1,191
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,454
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,071
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	2,097
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,665	5,897
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,810	2,255
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	5,992

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,350	4,492
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,565	4,657
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,900	4,028
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	3,920
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,345	7,302
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,630
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	2,027
	California Municipal Finance Authority Port, Airport & Marina Revenue	5.000%	12/31/33	4,000	4,248
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,177
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	4,125	3,872
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	6,790	6,431
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/36	1,160	1,179
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,528
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	2,260	2,212
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	1,235	1,194
[2]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	7,000	1,804
[4]	California School Financing Authority Charter Aid Revenue	5.125%	7/1/62	5,125	5,001
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	360	406
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/32	5,000	5,566
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	15,650	15,959
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	18,125	18,291
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	2,650	2,784
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	2,941
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	610	605
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/56	5,965	6,029
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	20,511
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	1,949
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,038
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	5,162
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,450	1,369
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,969
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	5,000	4,225
[4]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	7,250	5,055
[4]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/47	5,000	3,965
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	1,125	1,167
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	585	607
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	5,250	3,821
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	4,012
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/46	5,000	4,045
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	4,156
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	5,000	4,057
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	9,965	8,032
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,875	7,967
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,970	4,008
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	5,000	4,208
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	3,000	2,249
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	6,500	6,300
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,450	18,242
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	7,091
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/57	5,000	3,802
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,375	2,374
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	5,000	5,640
[2]	East Side Union High School District GO	3.000%	8/1/36	2,615	2,443
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/38	1,465	1,568
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	543
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/44	1,000	1,073
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/49	1,600	1,704
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9,162	8,927
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	1,300	1,294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	3,000	2,986
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	6,000	6,627
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/66	20,000	2,544
[6]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,000	9,084
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	4,565	4,984
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	15,100	16,487
[5]	Hayward Unified School District GO	4.000%	8/1/43	10,000	10,142
[5]	Hayward Unified School District GO	4.000%	8/1/48	3,500	3,532
[2]	Hayward Unified School District GO	4.000%	8/1/50	5,000	5,049
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/49	1,000	1,049
	Irvine Unified School District Special Tax Revenue	5.000%	3/1/57	7,285	7,604
	La Canada Unified School District GO	4.000%	8/1/49	1,000	1,020
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,630	2,390
[2]	Long Beach CA Airport System Revenue	5.000%	6/1/42	1,000	1,094
[2]	Long Beach CA Airport System Revenue	5.250%	6/1/47	2,000	2,206
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,779
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	3,250	3,793
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	100	105
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,200	1,298
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,300	1,402
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,669
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,146
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	2,810	3,211
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,930	3,322
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	3,375	3,870
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	700	715
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,750	1,839
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	1,937
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	800	815
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	1,871
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	850	863
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	4,735	5,287
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	1,400	1,414
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	1,450	1,457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,650	1,659
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	1,000	1,004
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	6,000	6,252
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,000	8,438
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/42	2,870	2,874
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	2,500	2,758
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/46	10,000	9,922
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	12,000	13,103
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	6,000	6,060
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	3,030
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/49	7,335	7,276
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/51	2,665	2,645
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	4,035	4,386
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	2,035	2,365
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	4,200	4,812
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	18,280	20,396
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	10,000	10,146
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	8,300	8,743
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,345	6,629
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	5	5
[7]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.470%	5/21/24	1,500	1,495
[7]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.470%	5/21/24	1,000	997
[7]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.470%	5/21/24	1,500	1,495
	Modesto Elementary School District County GO	3.000%	8/1/46	2,270	1,954
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/50	2,755	2,321
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	1,965	1,991
[5]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	4,878
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/26	2,000	2,172
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	1,500	1,692
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	1,855	2,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,233
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	1,750	2,001
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	1,500	1,625
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,450	2,780
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,620
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,210	2,486
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,616
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,710
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,395
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,695
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,000	5,290
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	1,100	1,112
[2]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	4,000	3,579
[5]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	20,000	20,301
	Oakland Unified School District/Alameda County GO, Prere.	5.500%	8/1/22	3,000	3,000
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	1,000	1,097
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,123
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,113
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	646
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	530
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	504
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	503
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	567
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	687
[8]	Palomar Health GO	0.000%	8/1/33	8,805	5,983
	Palomar Health GO	4.000%	8/1/35	4,000	4,097
[8]	Palomar Health GO	7.000%	8/1/38	10,740	12,884
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,769
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	4,939
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,335	3,562
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,485	2,645
[5]	Paramount Unified School District GO	3.000%	8/1/50	2,000	1,664
	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/28	2,400	2,694
	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/29	2,300	2,603
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	2,250	2,559
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	3,690	3,989
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	2,450	2,644

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34	3,415	3,671
[9]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/31	2,000	2,096
[9]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	3,205	3,338
[9]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	2,155	2,217
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	13,000	5,473
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	2,600
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,845	2,146
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,540	6,417
	Sacramento CA Special Tax Revenue	4.000%	9/1/41	1,285	1,246
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	2,741
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,487
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,216
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	6,226
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	6,559
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,525	2,705
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	6,000	6,414
[2]	San Bernardino City Unified School District GO	3.000%	8/1/44	11,000	9,402
	San Bernardino Community College District GO	0.000%	8/1/44	7,485	3,163
	San Diego CA Unified School District GO	0.000%	7/1/30	15,000	12,150
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,523
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	5,640	6,414
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,082
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	5,000	5,043
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	500	540
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,089
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,079
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/44	3,000	2,975
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/46	9,500	9,326
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	2,750	2,920
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,642
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	8,760	8,776
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	16,275	15,799
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	5,000	5,362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	22,000	21,215
[5]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	4,310	4,202
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,000	5,318
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	4,000	4,594
	San Diego Tobacco Settlement Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	760	763
[1,4]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	1.730%	8/4/22	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	6,743
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	9,935	11,463
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	7,585	8,540
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	11,013
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	6,715
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	11,003
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	8,049
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	2,733
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,403
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	4,525	4,871
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	29,500	31,937
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	5,000	5,220
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	9,320	9,978
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	27,525	29,644
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	18,975	20,420
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/52	1,500	1,452
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	4,000	4,351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/28	1,510	1,512
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/30	1,000	1,001
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/33	1,335	1,337
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/23	1,000	961
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,500
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	3,913
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,231
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	13,746
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	2,000	1,948
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,029
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,774
[2]	Sanger Unified School District COP	5.000%	6/1/45	5,500	6,007
[2]	Sanger Unified School District COP	5.000%	6/1/49	6,000	6,386
[2]	Sanger Unified School District COP	5.000%	6/1/52	2,500	2,553
[5]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/31	1,000	1,054
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,500	4,259
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	6,176
	Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue	0.000%	6/1/46	3,500	574
	Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue	5.000%	6/1/48	2,500	2,610
[10]	Ukiah CA Unified School District GO	0.000%	8/1/31	9,345	7,024
	University of California College & University Revenue	5.000%	5/15/43	3,500	3,899
	University of California College & University Revenue	5.000%	5/15/43	3,955	4,397
	University of California College & University Revenue	5.000%	5/15/46	2,425	2,618
	University of California College & University Revenue	5.000%	5/15/48	1,500	1,662
	University of California College & University Revenue	3.000%	5/15/51	5,155	4,295
	University of California College & University Revenue	4.000%	5/15/51	10,000	10,169
[5]	University of California College & University Revenue	4.000%	5/15/51	7,650	7,808
	University of California College & University Revenue	5.000%	5/15/58	15,185	16,746
	University of California College & University Revenue	5.250%	5/15/58	8,000	8,946
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	5,000	5,364
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	10,000	11,471
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	10,000	11,319
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	10,000	10,066
[2]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,428
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	2,827
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,800	2,891
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	4,901
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	18,865	19,409
					1,617,801
Colorado (2.6%)
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/23	3,195	3,430
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/23	4,940	5,303
	Adonea Metropolitan District No. 2 GO, Prere.	7.500%	12/15/23	3,111	3,437
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/51	15,000	14,383
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/42	555	528
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/51	1,000	918
	Baseline Metropolitan District No. 1 GO	7.500%	12/15/51	2,190	2,034
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	493
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	606
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,200
[4]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,105
[4]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/49	1,300	1,287
	Bromley Park Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	1,008
[5]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	2,058
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	1,420	1,427
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	17,606
	Centerra Metropolitan District No.1 GO	4.000%	12/1/29	1,120	1,082
	City & County of Denver CO Airport System	5.500%	11/15/42	4,125	4,778
	City & County of Denver CO Airport System	4.125%	11/15/53	7,500	7,443
	City & County of Denver CO Airport System	5.500%	11/15/53	5,000	5,691
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	525	488
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	580	557
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/50	1,000	923
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	1,053
	Colorado COP	4.000%	3/15/30	6,000	6,520
	Colorado COP	6.000%	12/15/40	5,000	6,338
	Colorado COP	6.000%	12/15/41	3,570	4,513
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,554
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,678
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/28	2,300	2,434
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/30	1,615	1,694
[11]	Colorado Health Facilities Authority	4.000%	5/15/52	7,500	7,525
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	2,750	2,627
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/29	3,000	2,839
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,413
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,000	3,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	7,250	7,434
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,513
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	500	506
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,760
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	475	478
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	4,334
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	485	485
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	2,630	2,635
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	494
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	17,695	18,812
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	7,955	6,502
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/58	3,000	2,599
[11]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	1,125	989
[11]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,100	909
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/9/22	4,580	4,623
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	1,000	1,015
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	5,880	5,980
[11]	Colorado Housing and Finance Authority	5.250%	11/1/52	2,500	2,723
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	780
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,476
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	900	891
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	3,695	3,723
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	10,250	11,412
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	32,950	33,626
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,294
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	30,000	32,311
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/25	3,840	4,181
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	3,000	3,256
[4]	DIATC Metropolitan District GO	5.000%	12/1/39	1,245	1,254
[4]	DIATC Metropolitan District GO	5.000%	12/1/49	2,000	1,993
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	21,610	17,310
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	7,714
[7]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	1.878%	9/1/24	700	694
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/51	3,000	2,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	2,972
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,569
	Hogback Metropolitan District GO	5.000%	12/1/41	725	696
	Hogback Metropolitan District GO	5.000%	12/1/51	1,550	1,426
[4]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	3,860	2,873
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/39	5,500	6,186
[2]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	5,000	5,013
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/51	2,900	2,456
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/51	1,465	1,410
[4]	Peak Metropolitan District No. 1 GO	4.000%	12/1/35	500	450
[4]	Peak Metropolitan District No. 1 GO	5.000%	12/1/41	500	483
[4]	Peak Metropolitan District No. 1 GO	5.000%	12/1/51	2,875	2,682
[4]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	503
[4]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	2,000	1,999
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/41	515	429
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/51	650	539
[4]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	0.000%	12/1/25	800	676
[4]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	8,416
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,590	1,621
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	498
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,015	4,073
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	403
	Reunion Metropolitan District Water Revenue	3.625%	12/1/44	6,475	5,045
	Southglenn Metropolitan District GO	3.500%	12/1/26	6,000	5,806
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,636
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	2,590	2,590
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	325
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,436
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	750	719
[2]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,663
[2]	Vauxmont Metropolitan District GO	3.250%	12/15/50	6,955	5,971
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,875	1,711
	Village Metropolitan District GO	5.000%	12/1/49	1,750	1,770
	Waterview II Metropolitan District GO	5.000%	12/1/51	2,500	2,295
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	722
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,381
[3]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	805
[2]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,697
[2]	Westminster Public Schools COP	5.000%	12/1/48	6,000	6,565
					405,174
Connecticut (1.0%)
	Connecticut GO	4.000%	8/15/29	5,000	5,306
[5]	Connecticut GO	5.000%	6/15/31	1,800	2,060
[5]	Connecticut GO	5.000%	6/15/32	5,000	5,704
[5]	Connecticut GO	5.000%	6/15/33	1,800	2,040
	Connecticut GO	3.000%	1/15/34	1,000	982
	Connecticut GO	5.000%	9/15/34	3,000	3,373
[5]	Connecticut GO	5.000%	4/15/35	3,150	3,586
	Connecticut GO	5.000%	9/15/35	4,275	4,797
	Connecticut GO	5.000%	11/15/35	1,000	1,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	3.000%	1/15/36	1,050	995
	Connecticut GO	4.000%	1/15/36	4,505	4,704
[5]	Connecticut GO	5.000%	4/15/36	2,300	2,606
	Connecticut GO	3.000%	1/15/37	1,045	984
	Connecticut GO	4.000%	1/15/37	4,675	4,867
	Connecticut GO	5.000%	9/15/37	2,360	2,639
	Connecticut GO	3.000%	1/15/38	2,070	1,915
	Connecticut GO	3.000%	1/15/39	2,400	2,203
[5]	Connecticut GO	5.000%	4/15/39	2,490	2,796
	Connecticut GO	4.000%	6/1/39	600	617
	Connecticut GO	3.000%	1/15/40	4,815	4,361
	Connecticut GO	5.000%	6/15/42	320	363
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	3,800	4,307
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	1,500	1,750
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	1,000	1,039
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,250	4,392
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	8,865	9,781
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	3,905	4,017
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,105	1,136
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	3,770	3,864
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,496
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,751
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,825
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/42	7,000	7,043
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	3,025
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	4,000	3,859
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,750	1,737
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,500	2,471
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	1,048
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,893
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,625	3,627
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,255	1,228
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,760	1,713
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,676
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	5,663
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	2,857
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	2,051
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	4,250	4,126
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	2,600	2,604
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	4,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamden CT Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,500	1,515
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	2,065	1,933
[4]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	7,334
[4]	Steel Point Infrastructure Improvement District Tax Allocation Revenue	4.000%	4/1/41	575	525
[4]	Steel Point Infrastructure Improvement District Tax Allocation Revenue	4.000%	4/1/51	1,655	1,436
					158,221
Delaware (0.1%)
[11]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	53
[11]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	295	348
[11]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	295	346
[11]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	192
[11]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	191
[11]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	190
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	4,828
[11]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	189
[11]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	188
[11]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	171
[11]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	187
[11]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	204
[11]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	198
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,224
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	406
[4]	Millsboro DE Special Tax Revenue	5.125%	7/1/38	3,000	3,043
					11,958
District of Columbia (1.5%)
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	640	664
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,453
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	827
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	3,122
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,298
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	5,067
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,500	1,526
	District of Columbia Charter School Aid Revenue	5.000%	7/1/54	1,140	1,157
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	3,290
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	1,109
	District of Columbia College & University Revenue	5.000%	10/1/30	5,500	5,516
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	14,803
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	1,870
	District of Columbia GO	5.000%	6/1/37	3,105	3,488
	District of Columbia Health, Hospital, Nursing Home Revenue	4.125%	7/1/27	850	842
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	6,392
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	3,630
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,048
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	4,685	4,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	4,060	3,913
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/44	3,855	3,987
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	1,010
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	893
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,880	1,859
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	3,448
[3,4]	District of Columbia Tax Allocation Revenue, 3.750% coupon rate effective 12/1/25	0.000%	6/1/31	2,162	1,647
[3,4]	District of Columbia Tax Allocation Revenue, 4.250% coupon rate effective 12/1/25	0.000%	6/1/46	4,835	3,162
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	920	1,013
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	4,170	4,525
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	2,739
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	2,651
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	3,416
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	3,016
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	2,325	2,333
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	8,180	8,117
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	23,425	22,236
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	15,465	15,479
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	37,325	35,117
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	2,525	2,831
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,945	2,181
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	3,850	4,224
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	1,000	1,146
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	2,750	3,195
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	2,250	2,460
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	1,250	1,464
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	1,500	1,632
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,170
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	3,750	3,817
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	3,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/36	3,000	3,288
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	3,389
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	3,297
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	5,000	5,022
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,126
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/44	2,500	2,581
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/39	5,000	5,139
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	5,000	4,555
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/46	5,000	5,045
					243,865
Florida (6.4%)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	503
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	15,000	15,743
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	7,500	8,153
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	1,155	1,271
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	1,275	1,423
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	2,626
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,231
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	1,822
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	3,103
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	3,890
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/40	2,000	2,094
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/45	7,455	7,770
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/47	5,000	5,324
	Broward County FL Airport System Port, Airport & Marina Revenue	5.500%	9/1/52	1,000	1,124
	Broward County Fl Airport System Revenue Port, Airport & Marina Revenue	4.000%	10/1/44	3,000	2,953
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	14,916
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,000	1,014
[4]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	5.875%	7/1/40	4,000	4,002
[4]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	6.000%	7/1/50	7,480	7,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,359
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	2,210	2,147
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,467
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	6,647
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	650
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/41	710	596
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	4,896
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	5,973
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	1,251
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/51	975	756
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	1,062
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	3,288
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/56	695	529
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	23,724
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	20,000	1,215
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,240
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	2,066
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,226
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	9,300	9,188
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,895	6,752
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	3,065	2,876
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,650
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	4,662
[4,12]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	2,175	457
[4,12]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	174
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	2,735	2,874
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,799
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	7,545	7,639
	East Central Regional Wastewater Treatment Facilities Operation Board Sewer Revenue	5.000%	10/1/44	11,190	12,389
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	14,925	14,249
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,325	1,256
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,015	1,052
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/39	1,050	1,081
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/40	1,050	1,078
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,170	1,199
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/35	325	311
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	661
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/45	600	534
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	770
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,200	7,125
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/55	1,000	845
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	4,275	3,324
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	2/1/57	575	582
[11]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/57	680	638
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	6.000%	6/15/35	1,000	1,046
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	830
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/50	1,950	1,833
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	1,025	951
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	4,400	3,961
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	4,035
[4]	Florida Development Finance Corp. Transit Revenue	7.375%	1/1/49	25,500	25,477
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,419
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	10,110
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	10,650	10,871
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	2,320	2,358
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/33	1,500	1,719
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/34	1,500	1,706
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,268
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,025	1,035
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	20,500	21,960
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/46	5,000	5,456
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/47	10,000	10,647
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	10,000	9,916
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,000	1,087
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	3,850	4,186
[2]	Hernando County School District COP	5.000%	7/1/28	5,825	6,458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Hernando County School District COP	5.000%	7/1/29	6,645	7,351
[2]	Hernando County School District COP	5.000%	7/1/30	6,975	7,700
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	3,475	3,535
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,075	3,120
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	4,350	4,393
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	10,000	10,320
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	14,610	15,709
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	6,550	6,178
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	10,185	9,449
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	2,320	2,592
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	11,450	12,802
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	3,027
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	1,021
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	2,046
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,558
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/39	1,815	1,866
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	370	385
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	1,255	1,268
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	818
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	811
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/37	750	752
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,504
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	6,250	6,419
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	14,305	14,676
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/22	2,000	2,009
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/23	2,815	2,916
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/24	3,175	3,357
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,611
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,735	3,004
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,015	4,395
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	5,402
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,140	3,171
	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/45	5,150	5,526
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	2,200	2,222
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,550	1,638
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	1,060	1,116
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	9,000	9,377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,531
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	3,064
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	5,000	5,225
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,675	1,694
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	3,775	3,789
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	11,460	12,164
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	5,271
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	7,982
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,610	2,784
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	4,170	4,195
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	6,395	6,433
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,460	2,475
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/31	5,000	3,665
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	3,000	3,115
	Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	1,000	965
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,200	2,200
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,300	3,316
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	2,000	2,029
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,855	1,971
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,930	2,885
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	4,310	4,543
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	10,920	10,565
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	7,978
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	5,771
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	11,265	10,946
[7]	Miami-Dade County IDA Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.375%	1.705%	7/1/24	10,000	9,706
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/23	1,590	1,666
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/23	1,680	1,761
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.250%	10/1/23	5,000	5,255
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	7,220	7,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	5,000	5,104
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	4,500	4,577
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/45	5,000	5,025
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,844
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	1,000	1,029
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	3,410	3,542
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	10,200	10,474
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,405	1,487
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	5,000	5,281
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	17,500	17,115
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	10,030	10,347
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	6,884
[3]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,696
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	842
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,254
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,236
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,422
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,397
[4]	Palm Beach County Health Facilities Authority	11.500%	7/1/27	6,000	5,998
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	745	716
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,110	968
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	1,000	1,043
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	8,000	7,897
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/52	1,425	1,480
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/55	2,125	2,145
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	4,630	3,920
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,394
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/46	1,685	1,406
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	6/1/56	2,605	2,475
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	2,880	3,008
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	1,000	1,029
[4]	Polk County IDA Industrial Revenue	5.875%	1/1/33	6,000	6,357
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	5,000	5,314
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/33	4,000	4,234
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/34	3,015	3,167
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/36	5,000	5,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,172
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,161
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,065
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,376
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,400	1,434
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,022
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,120
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	16,023
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/51	830	689
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/56	955	769
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	5,300	5,033
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	10,800	9,970
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	5,500	5,207
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/44	5,605	4,753
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	24,760	26,319
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	7,185	7,427
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/55	2,300	2,356
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,594
	Tampa FL Appropriations Revenue	2.250%	10/1/51	10,000	6,891
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	6,050	6,207
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,860	6,221
	Tampa FL Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	7,680	7,643
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	8,500	8,972
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	427
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,093
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,500	17,755
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	7,100	7,615
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	5,600	6,077
	USF Financing Corp. COP	5.000%	7/1/29	5,475	5,866
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,255
	Village Community Development District No. 13	5.500%	5/1/53	5,000	5,168
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,602

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/47	3,500	3,708
Volusia County Educational Facility Authority College & University Revenue, Prere.	5.000%	4/15/25	6,405	6,932
				1,021,240
Georgia (2.4%)
Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/35	7,510	7,630
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	3,250	3,737
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,190
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/34	3,500	3,564
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/37	5,955	6,085
Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	891
Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	1,947
Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	2,130
Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,077
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	228
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	507
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	559
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	279
Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,375	5,954
Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,000	5,573
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,900	5,174
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	412
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	410
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	410
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,450	1,606
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,520
Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/51	2,535	2,503
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,154
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,363
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	7,434
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	5,805	6,174
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	8,500	8,990
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,158
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,300	6,430
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/51	2,500	1,909
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/56	8,570	6,318
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	4,801
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	2,814
[4]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	5,750	5,260
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,434
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	1,230	1,254
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,192
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,227
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,180	3,099
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	520	568
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	6,250	6,534
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	244
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	32,540	34,152
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,250	5,443
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	19,250	20,163
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	12,126
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	1,220	1,296
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/31	435	457
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,775	6,060
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	6,177
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	868
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,341
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	1,924
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	9,500	9,997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	26,015	26,521
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	511
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	5,265	5,382
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	27,725	28,759
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	16,395	16,727
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	10,000	10,128
[11]	Main Street Natural Gas Inc. PUT	5.000%	6/1/29	9,935	10,642
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,135	2,137
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	11,000	12,009
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/45	20,060	20,824
[4]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	3,095	3,015
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,556
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	3,183
					382,254
Guam (0.4%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.250%	10/1/34	3,320	3,445
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.375%	10/1/43	1,440	1,493
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	825	854
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, Prere.	6.250%	10/1/23	2,180	2,292
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, Prere.	6.375%	10/1/23	1,560	1,642
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,702
	Guam Department of Education COP	5.000%	2/1/40	6,125	6,251
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/46	5,500	5,756
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	2,000	2,153
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	2,600	2,762
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,824
	Guam Income Tax Revenue	5.000%	12/1/46	1,000	1,053
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	3,585	3,849
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	815	883
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	144
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	1,315	1,433
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	1,000	1,095
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	500	532
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,135	1,249
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/33	9,805	10,360
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,055
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	2,060	2,065
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	1,869
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,131
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,215	1,368
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,280
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,437
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	4,125	4,377
					67,484
Hawaii (0.3%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/33	5,865	6,559
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,737
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/36	7,620	8,580
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/37	6,700	7,518
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/45	15,465	16,071
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/31	500	544
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,084
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,418
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,138
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,704
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	945
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	778
					50,076
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/38	1,335	1,343
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/40	1,445	1,448
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/46	2,150	2,111
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/51	3,100	3,009
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,350	1,430
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,250	1,340
[4]	Spring Valley Community Infrastructure District No. 1	3.750%	9/1/51	10,000	7,841
					18,522
Illinois (6.6%)
	Chicago Board of Education GO	0.000%	12/1/25	7,700	6,983
[9]	Chicago Board of Education GO	0.000%	12/1/28	5,140	4,183
[9]	Chicago Board of Education GO	0.000%	12/1/30	1,585	1,182
[9]	Chicago Board of Education GO	0.000%	12/1/30	5,100	3,803
[9,13]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,728
	Chicago Board of Education GO	5.000%	12/1/30	2,055	2,223
	Chicago Board of Education GO	5.000%	12/1/30	2,495	2,699
[4]	Chicago Board of Education GO	6.750%	12/1/30	4,000	4,640
[9]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,675
[9]	Chicago Board of Education GO	0.000%	12/1/31	1,185	843
[9,13]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,823
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.000%	12/1/31	600	647
	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,615
	Chicago Board of Education GO	5.125%	12/1/32	6,225	6,342
	Chicago Board of Education GO	5.000%	12/1/33	5,345	5,353
[2]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,082
	Chicago Board of Education GO	5.000%	12/1/33	3,930	4,218
[2]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,349
	Chicago Board of Education GO	5.250%	12/1/35	6,480	6,609
	Chicago Board of Education GO	5.000%	12/1/36	8,905	9,383
	Chicago Board of Education GO	5.000%	12/1/36	2,000	2,127
	Chicago Board of Education GO	5.000%	12/1/38	2,500	2,643
	Chicago Board of Education GO	4.000%	12/1/39	13,500	13,116
	Chicago Board of Education GO	5.250%	12/1/39	19,475	19,999
	Chicago Board of Education GO	5.000%	12/1/42	1,160	1,161
	Chicago Board of Education GO	5.000%	12/1/44	1,000	1,040
	Chicago Board of Education GO	7.000%	12/1/44	36,350	39,962
	Chicago Board of Education GO	6.500%	12/1/46	13,500	14,840
[4]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,632
	Chicago Board of Education GO	4.000%	12/1/47	6,500	6,018
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	250	273
	Chicago IL GO	0.000%	1/1/31	4,915	3,493
	Chicago IL GO	4.000%	1/1/38	12,994	12,842
	Chicago IL GO	4.000%	1/1/40	4,041	3,957
	Chicago IL GO	4.000%	1/1/44	5,644	5,408
	Chicago IL GO	4.000%	1/1/49	8,252	7,838
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,584
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,619
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,119
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/33	440	441
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,000	1,032
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	13,220	13,581
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,000	2,151
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,765	1,884
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,220	2,371
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	7,200	7,397
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	11,700	11,915
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,930	4,294
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,162
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,252
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	150	164
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,613
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,000	11,531
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,287
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,371
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,600	5,830
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,143
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	6,525
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	11,212
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,439
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	3,697
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	1,079
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	2,873
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	3,057
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	12,290	12,626
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,366
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/40	5,000	5,106
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	5,169
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	3,000	3,202
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	4,500	4,673
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	6,150	6,698
[5]	Chicago Park District GO	5.000%	1/1/37	1,240	1,368
[5]	Chicago Park District GO	5.000%	1/1/40	1,880	2,060
	Chicago Park District GO	5.000%	1/1/40	2,590	2,646
[5]	Chicago Park District GO	4.000%	1/1/41	4,000	4,005
	Chicago Park District GO, Prere.	5.000%	1/1/24	4,910	5,141
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,583
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	3,374
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	5,930
	Cook County IL GO	5.000%	11/15/31	715	819
	Cook County IL GO	5.000%	11/15/32	470	535
	Cook County IL GO	5.000%	11/15/33	460	522
	Cook County IL GO	5.000%	11/15/34	1,150	1,251
	Cook County IL GO	5.000%	11/15/35	1,025	1,114
[2]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	974
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	2,789
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	536
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,641
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,445
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	12,929

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,250	3,333
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,827
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	5,225	5,513
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,389
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,320
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	1,884
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	1,103
	Illinois Finance Authority College & University Revenue	5.250%	10/1/52	2,385	2,391
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	795	820
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	785	786
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,159
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,177
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	5,000	5,456
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	4,665
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	4,985
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,474
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	2,033
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	7,300	7,609
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	2,226
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	1,989
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	5,411
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,400	1,415
[12]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	3,468
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	3,705
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	1,105
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,900	9,328
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	6,502
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,275	1,286
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	6,300	6,275
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	6,000	5,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,950	3,102
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,131
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,205	1,192
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	9,250	9,308
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	1,750	1,808
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	10,000	10,426
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	6,780	7,086
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	33,300	34,661
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	5,155	5,370
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	2,000	2,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,183
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	3,463
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/48	2,850	2,266
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,700	3,603
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	6,160	5,760
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,395
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	6,250	6,258
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	7,500	7,521
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	1,335	1,371
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	2,000	2,134
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,750	2,979
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	2,845	3,101
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,000	1,090
	Illinois GO	5.000%	2/1/26	3,750	4,055
	Illinois GO	5.500%	7/1/26	5,845	6,028
	Illinois GO	5.000%	12/1/26	1,610	1,759
	Illinois GO	5.000%	2/1/28	10,000	10,875
	Illinois GO	4.000%	3/1/28	4,000	4,209
	Illinois GO	5.000%	11/1/28	2,600	2,801
	Illinois GO	5.000%	5/1/29	6,125	6,337
	Illinois GO	5.000%	10/1/29	3,000	3,303
	Illinois GO	5.000%	11/1/29	14,300	15,542
	Illinois GO	5.000%	10/1/30	2,500	2,736
[2]	Illinois GO	5.250%	2/1/33	6,200	6,401
	Illinois GO	4.000%	12/1/33	9,000	9,047
[2]	Illinois GO	5.250%	2/1/34	3,125	3,234
	Illinois GO	4.000%	6/1/34	1,245	1,248
	Illinois GO	5.000%	4/1/35	1,100	1,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	4.125%	10/1/36	4,500	4,504
	Illinois GO	4.000%	10/1/38	4,000	3,894
	Illinois GO	4.000%	3/1/39	1,050	1,018
	Illinois GO	4.000%	10/1/39	2,475	2,397
	Illinois GO	3.000%	12/1/40	2,500	2,071
	Illinois GO	5.500%	3/1/42	3,000	3,399
	Illinois GO	5.750%	5/1/45	4,325	4,852
[1,4]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.370%	8/4/22	6,035	6,035
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,650	1,686
[5]	Illinois Sales Tax Revenue	4.000%	6/15/35	1,300	1,342
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,500	10,089
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	9,314
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,534
[2,11]	Madison Bond Etc Counties Community Unit School District No. 5 Highland	5.500%	2/1/39	1,175	1,341
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	7,781
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	10,082
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	7,263
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	7,336
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	6,928
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,502
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	6,000	3,856
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	625	341
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	675	349
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	5,058
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	2,000	981
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	3,025	1,448
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	1,850	860
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	3,760	1,705
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,750	769
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	4,430
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	3,100	1,330
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,031
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	205
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,900	1,206
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	2,050	833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	5,261
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	10,000	3,853
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	43,000	40,358
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	9,360
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/53	7,575	7,744
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	14,000	14,551
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/57	12,255	12,644
[1,4]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	1.450%	8/4/22	2,633	2,633
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	22,500	23,359
[5]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,800	5,841
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,124
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	5,105
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	25,357
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,132
	Romeoville IL GO	4.000%	12/30/33	4,710	5,020
[5]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,112
	Will County IL GO	4.000%	11/15/47	4,000	4,095
					1,037,796
Indiana (0.6%)
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/29	2,000	2,042
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.250%	2/1/34	2,650	2,704
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/39	3,300	3,341
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	4,018
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,700	1,734
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	23,915	24,846
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	10,005	10,429
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	6,000	6,118
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	5,000	5,098
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/25	7,205	7,783
[4]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	12,200	9,973
	Indiana Finance Authority Industrial Revenue	6.750%	5/1/39	2,000	2,334
	Indiana Finance Authority Industrial Revenue, Prere.	5.000%	7/1/23	2,500	2,572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/31	1,175	1,317
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	5,000	5,147
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	4,500	4,628
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	3,150	3,236
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,657
					99,977
Iowa (0.3%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,725	3,757
[1]	Iowa Finance Authority Industrial Revenue PUT	1.500%	4/1/24	6,250	6,244
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	6,250	6,453
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	2,670
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	3,236
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	5,357
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/22	500	505
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/24	1,095	1,163
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	15,000	1,992
	Xenia Rural Water District Water Revenue	5.000%	12/1/31	1,610	1,823
	Xenia Rural Water District Water Revenue	5.000%	12/1/36	3,300	3,736
	Xenia Rural Water District Water Revenue	5.000%	12/1/41	2,000	2,264
					39,200
Kansas (0.4%)
[4,9]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	6,000	6,471
[4,9]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	3,500	3,775
[11]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	1,505	1,668
[5]	Ford County Unified School District No. 443 Dodge City GO	4.000%	3/1/28	1,040	1,132
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,557
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	2,061
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,100	5,364
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,150	995
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	14,355
	Wichita KS GO	5.000%	12/1/39	1,305	1,417
	Wichita KS Health, Hospital, Nursing Home Revenue	6.375%	5/15/43	7,000	7,083
	Wichita KS Health, Hospital, Nursing Home Revenue	6.500%	5/15/48	6,500	6,580
	Wichita KS Health, Hospital, Nursing Home Revenue, Prere.	7.375%	12/15/23	5,000	5,375
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	2,030	1,954
					59,787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kentucky (1.1%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,073
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	12,955	13,429
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	11,338
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	4,000	4,031
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	2,000	2,015
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	9,000	9,082
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	5,000	5,045
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,267
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	9,550	10,042
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,950	3,080
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	1,896
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	2,006
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,288
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,644
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	585	596
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	18,295	18,650
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	15,515	15,944
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	12,485	12,838
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	10,950	11,198
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	10,530	10,784
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.400% coupon rate effective 7/1/23	0.000%	7/1/33	3,065	3,433
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.600% coupon rate effective 7/1/23	0.000%	7/1/39	3,000	3,336
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	12,025	12,478
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	2,913
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/30	3,180	3,755
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	1,250	1,492
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/32	1,335	1,585
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,000	996
					172,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Louisiana (0.9%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	815	819
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,800	2,944
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/42	4,000	4,340
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/47	4,100	4,432
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	1,033
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	4,601
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,250	3,414
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	1,973
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,457
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	10,000	10,427
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	5/15/40	100	101
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	11,003
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	8,500	8,878
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,293
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	3,161
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	115
[2]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	3,500	3,805
[4]	Louisiana Public Facilities Authority Revenue	6.500%	7/1/36	23,825	24,197
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	822
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	816
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	933
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	642
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	537
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	802
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	2,832
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	532
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/35	2,025	2,102
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,350
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	5,000	5,199
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	10,835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/45	2,655	2,830
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/48	3,500	3,826
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	1,210	1,234
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	2,720	2,774
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,660	1,643
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,050
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	500	496
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,045	1,035
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	775	763
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	615	600
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	1,065	1,037
					139,683
Maine (0.4%)
[4]	Finance Authority of Maine Industrial Revenue	8.000%	12/1/51	10,000	8,272
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	805
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	563
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	762
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	964
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,119
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	2,000	1,949
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,648
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,629
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,380
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	4,505
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	7,991
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,156
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,250	5,169
	University of Maine College & University Revenue	5.500%	3/1/52	4,475	5,155
	University of Maine College & University Revenue	5.500%	3/1/57	5,850	6,740
	University of Maine College & University Revenue	5.500%	3/1/62	7,635	8,796
					67,603
Maryland (1.3%)
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,179
	Baltimore MD Appropriations Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,285
	Baltimore MD Appropriations Revenue (Harbor Point Project)	5.125%	6/1/43	3,650	3,729
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	572
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	178
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,503
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	653
[4]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	2,117
[4]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,200	5,277
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,690	1,690
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,674
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,659
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,173
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	6,692
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	500
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	978
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	981
	Maryland Community Development Administration	3.000%	9/1/51	3,330	3,313
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	4,801
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	4,465	4,576
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	3,000	3,246
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	7,500	7,702
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,123
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	1,118
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	1,116
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,359
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,308
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	1,806
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,503
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,593
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	7,766

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	204
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	179
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	149
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	179
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	193
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	330
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	379
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	327
Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,070
Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	1,000	940
Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	5,585
Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	6,065	5,329
Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/37	2,600	2,863
Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/37	2,700	2,973
Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/38	3,000	3,287
Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/38	2,350	2,575
Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/42	2,415	2,617
Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,476
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	907
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,124
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,100	1,132
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	596
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	5,364
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,250	1,280
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	250
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,500	1,473
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	6,904
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	2,340
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,467
[4,7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.540%	1.870%	12/8/27	15,745	15,745
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	2,035	2,223
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,115	6,895
	Maryland State Transportation Authority Port, Airport & Marina Revenue	5.000%	6/1/26	4,615	5,036
	Maryland State Transportation Authority Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	6,828
[14]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	1,590
	Prince George's County MD COP	5.000%	10/1/48	15,000	16,189
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	8,964
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	5,804
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	1,250	1,258
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	2,500	2,490
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	4,120	4,039
	Westminster MD Health, Hospital, Nursing Home Revenue	6.125%	7/1/39	750	774
	Westminster MD Health, Hospital, Nursing Home Revenue	6.250%	7/1/44	2,000	2,064
					211,518
Massachusetts (2.4%)
	Ashland KY GO	3.000%	8/1/47	4,000	3,538
	Ashland KY GO	3.000%	8/1/52	3,500	3,019
	Bristol County MA GO	4.000%	6/1/51	5,000	5,014
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	3,003
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,615
	Commonwealth of Massachusetts GO	3.000%	2/1/38	10,000	9,396
	Commonwealth of Massachusetts GO	5.000%	1/1/43	8,205	9,094
	Commonwealth of Massachusetts GO	5.000%	11/1/44	7,000	7,725
	Commonwealth of Massachusetts GO	3.000%	4/1/48	5,000	4,302
	Commonwealth of Massachusetts GO	3.000%	4/1/49	5,000	4,279
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	4,873
	Easthampton MA GO	3.000%	6/1/33	2,270	2,277
	Lowell MA GO	2.000%	9/1/40	1,460	1,095
	Lowell MA GO	2.000%	9/1/41	1,440	1,064
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,205	3,483
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	8,515
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,000	2,190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	6,711
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	14,070	15,518
[11]	Massachusetts Development Finance Agency	5.000%	10/1/39	2,000	2,297
[11]	Massachusetts Development Finance Agency	5.000%	10/1/40	5,000	5,727
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,235
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,000	7,196
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,750	1,722
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,490	2,586
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,169
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	13,170	13,674
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	2,000	2,060
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	2,092
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,065
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	1,000	940
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	1,497
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	915
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	5,303
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	938
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	980
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,023
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,062
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,099
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,141
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	1,969
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,342
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,331
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,089
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	2,925
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	219
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,637
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,000	4,248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	520
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	526
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	4,008
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	1,957
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,340
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,392
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	1,057
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	2,971
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	492
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	1,014
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,500	1,248
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	3,000	3,156
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	7,966
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	7,235	7,648
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	15,300	16,094
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,016
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,000	1,004
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	1,500	1,490
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/41	1,685	1,691
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	8,170	7,777
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	6,000	5,593
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,565	4,519
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	2,754
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,645	1,728
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	1,048
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	565	564
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	1,255	1,232
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	1,020	959
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,775
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	2,809

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,405
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/29	1,400	1,578
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/30	1,425	1,617
Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	805	758
Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	4,000	3,654
Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/38	10,575	10,353
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	867
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	2,000	1,989
Massachusetts Port Authority	5.000%	7/1/38	2,600	2,931
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/28	840	951
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	650	744
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/30	625	723
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,752
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,000	2,317
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,585	2,890
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	600	689
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	3,440	3,949
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,335
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	720	818
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,000	5,527
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	677
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	3,135	3,537
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	760	855
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	6,275	6,860
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/47	3,110	3,287
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	8,043
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/25	1,000	1,076
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/26	1,000	1,095
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,146
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/31	1,250	1,403
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/33	1,000	1,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/34	2,750	3,020
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/35	1,350	1,479
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,229
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,324
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	16,664
	Quincy MA GO	5.000%	7/1/47	3,500	4,024
	Quincy MA GO	4.000%	7/1/51	1,940	1,945
	Quincy MA GO	5.000%	7/1/51	3,500	4,007
					386,163
Michigan (2.0%)
[2]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/48	10,000	10,489
[5]	Genesee County MI GO	5.250%	2/1/40	12,330	13,255
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/40	1,125	1,279
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,150	1,305
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/46	2,250	2,513
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	3,625	4,032
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,730	1,780
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,550	3,649
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	6,000	6,563
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,125
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	1,941
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	3,015	3,227
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,118
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	1,938
	Grosse Pointe Public School System GO	5.000%	5/1/33	1,285	1,483
	Grosse Pointe Public School System GO	5.000%	5/1/34	1,435	1,645
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,030	3,130
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,420
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	4,720	4,826
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,830	4,892
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	21
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	21
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	32
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	32

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	3,250	3,327
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,000	962
[2,15]	Lincoln Consolidated School District GO	5.000%	5/1/40	1,250	1,363
[2]	Livonia Public Schools GO	5.000%	5/1/45	4,600	5,005
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	978
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,115
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/29	1,000	1,113
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/30	1,080	1,202
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/31	1,010	1,121
[15]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,349
	Michigan Finance Authority College & University Revenue	4.000%	2/1/42	745	682
	Michigan Finance Authority College & University Revenue	5.000%	2/1/47	2,000	2,033
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	4.000%	5/1/31	1,250	1,162
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/36	2,340	2,290
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/46	2,000	1,873
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	6,778
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,500	2,791
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,477
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	4,670	4,944
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,025	4,251
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	2,650	2,824
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,319
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,149
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,646
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,145	2,455
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,377
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	2,545	2,897
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,029
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	8,630	9,065
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	9,850	10,436
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,750	2,916
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,025	3,207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	115	122
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,150
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/34	3,670	3,851
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	11,005	12,298
	Michigan Finance Authority Lease Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	5,106
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	20,349
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	3,785
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	6,000	6,299
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	2,620	2,839
	Michigan Strategic Fund Appropriations Revenue (AMT-I-75 Improvement Project)	5.000%	6/30/48	2,750	2,784
[2]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	9,951
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	13,565	13,796
	Michigan Strategic Fund Industrial Revenue PUT	4.000%	10/1/26	5,000	4,996
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	3,400	3,221
	Novi Community School District GO	5.000%	5/1/35	1,840	2,120
	Novi Community School District GO	5.000%	5/1/38	1,905	2,170
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,375
	Oakland University College & University Revenue	5.000%	3/1/47	9,035	9,627
[15]	Rockford Public Schools GO	5.000%	5/1/37	1,240	1,365
[15]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,126
[15]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,124
[15]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,122
[15]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,121
[15]	Rockford Public Schools GO	5.000%	5/1/44	2,250	2,450
[15]	Romeo Community School District GO	5.000%	5/1/37	1,825	2,008
[15]	Romeo Community School District GO	5.000%	5/1/41	2,000	2,186
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/26	1,340	1,245
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/31	1,565	1,509
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/41	3,000	2,680
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	2,112
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,181
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	1,975
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	2,678
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,344
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,272
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,199
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	1,700	1,765
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/44	2,000	2,068
					320,221

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota (0.6%)
Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,144
Anoka MN Health, Hospital, Nursing Home Revenue	5.500%	11/1/46	2,980	3,005
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/32	500	560
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	625	691
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/34	600	599
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/35	500	496
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/36	450	445
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/37	425	419
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/38	450	442
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/39	300	294
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	1,196
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	4,977
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	11,665	12,301
Independence MN Charter School Aid Revenue	4.000%	7/1/51	1,400	1,167
Independence MN Charter School Aid Revenue	4.000%	7/1/56	1,080	880
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,089
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,081
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	916
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	536
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	532
Minneapolis MN GO	3.000%	12/1/33	4,260	4,266
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	457
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	215
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	242
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	240
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	266
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	244
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	265
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	317
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	750	786
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,209
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	872

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/39	1,000	1,024
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	639
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	2,000	2,030
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	4,600	4,906
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/52	8,500	9,027
[1]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	2,130	2,213
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/33	1,380	1,550
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	984
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/24	325	345
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/25	500	543
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/26	500	553
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/27	600	674
	Rochester MN Health, Hospital, Nursing Home Revenue	6.875%	12/1/48	9,200	9,428
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/57	5,500	6,198
	Scott County MN GO	3.000%	12/1/32	1,775	1,801
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,267
	St. Francis Independent School District No. 15 GO	4.000%	2/1/33	410	414
	St. Francis Independent School District No. 15 GO	4.000%	2/1/34	325	327
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	711
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,301
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,624
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/22	100	100
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	200	199
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	198
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	197
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	244
					95,646
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,446
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,607
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,500	2,226
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,080
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,077
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	3,500	3,631
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	12,200	12,557
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/35	2,000	2,183
					31,925
Missouri (1.5%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,050	3,309
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	118
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	2,833
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	1,861
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	3,210
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,400	3,428
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,100
	Conley Road Transportation Development District Sales Tax Revenue	4.250%	5/1/33	1,480	1,466
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,657
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,065	968
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,105	1,141
[2]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/49	5,865	6,307
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/31	1,330	1,481
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/32	1,475	1,632
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/34	2,155	2,179
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/35	1,485	1,496
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/36	3,000	3,022
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/37	4,155	4,174
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/46	8,000	8,468
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/54	15,000	15,738
[2]	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/57	7,000	6,798
	Kansas City MO Appropriations Revenue	5.000%	9/1/44	4,660	5,113
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,425	1,459
[4]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	1,720	1,673
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/47	4,000	4,347
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/40	1,410	1,467
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	8,743
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	1,897
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,356
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,101
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,176
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,987
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/49	1,530	1,534
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	40,000	38,905
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	12,480
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	9,015	9,518
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/33	17,460	18,392
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	2,036
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	4,303
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	2,841
[4]	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	5/15/53	10,000	9,121
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,347
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	1,013
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/46	1,750	1,766
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,320	1,200
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	3,000	2,914
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,582
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,708
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,085
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,080
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,079
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,077
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,155	999
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,405	1,167
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	923
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,400	1,073
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	1,000	865
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	1,215	1,010
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,000	799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	1,215	931
					235,534
Montana (0.0%)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	663
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,450	1,496
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	981
					3,140
Multiple States (0.3%)
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.304%	5/15/27	8,920	8,515
[4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,720	4,492
[1,4]	Nuveen Municipal Credit Income Fund TOB VRDO VRDP	1.800%	8/1/22	30,000	30,000
					43,007
Nebraska (0.8%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,507
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	3,970	4,413
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	531
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	14,420	14,458
[1]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	22,060	22,881
	Central Plains Energy Project PUT	5.000%	10/1/29	9,160	9,862
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	4,020	4,194
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	988
[7]	Douglas County NE College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	1.860%	9/1/26	3,965	3,971
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/32	2,010	2,134
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/33	1,785	1,890
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	7,275	7,819
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	3,740	3,984
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	10,000	10,097
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	3,981
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,274
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	10,939
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	10,460	10,384
					118,307
Nevada (0.3%)
	Carson City NV Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	9,500	9,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV GO	4.000%	6/1/30	6,085	6,770
[5]	Clark County School District	3.000%	6/15/41	3,470	3,021
[2]	Clark County School District GO	5.000%	6/15/32	1,000	1,166
	Henderson Local Improvement Districts Special Assesment Revenue	4.000%	9/1/51	500	426
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,207
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	2,000	2,206
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,000	2,001
	Las Vegas NV Special Improvement District No. 611	4.000%	6/1/40	450	422
	Las Vegas NV Special Improvement District No. 611	4.125%	6/1/50	2,300	2,091
	Las Vegas NV Special Improvement District No. 815	5.000%	12/1/49	1,000	1,018
	Las Vegas NV Special Improvement District No. 816	3.000%	6/1/41	650	507
	Las Vegas NV Special Improvement District No. 816	3.125%	6/1/51	1,425	1,009
	North Las Vegas NV	4.250%	6/1/34	570	570
	North Las Vegas NV	4.500%	6/1/39	755	758
	North Las Vegas NV	4.625%	6/1/43	760	764
	North Las Vegas NV	4.625%	6/1/49	1,200	1,196
[4]	Reno NV Sales Tax Revenue	0.000%	7/1/58	21,500	2,920
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,328
					41,907
New Hampshire (0.4%)
[11]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	1,700	1,953
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,500	2,749
[11]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,250	2,441
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,300	1,321
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,245	1,259
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,355	1,366
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	7,000	6,853
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.250%	7/1/39	1,810	1,751
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	993
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	1,994
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	3,858	3,879
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	3,250	3,219
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	4,000	3,961
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	1,850	1,832
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	3,750	3,923
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	2,390	2,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	14,340	14,429
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	503
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,243
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,264
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	959
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	881
					61,280
New Jersey (4.7%)
	Atlantic City NJ GO	5.000%	12/1/24	620	623
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,141
	Atlantic City NJ GO	5.000%	12/1/26	365	367
	Atlantic City NJ GO	5.000%	12/1/29	125	125
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/25	1,195	1,238
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,068
[6]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,450	1,453
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/27	1,225	1,360
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	7,070
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	3,517
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue	5.000%	12/1/24	6,475	6,780
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	5,000	5,604
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	5,000	5,720
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,139
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	4,290	4,665
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	276
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	5,185	5,610
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	415	416
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	414
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	5,835	6,015
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	2,365	2,469
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	655	649
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	8,565	9,161
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	1,000	1,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,580	1,550
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	10,275
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,356
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	1,650	1,606
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,495	2,422
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	3,000	3,462
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	6,700	7,732
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/39	2,120	2,141
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/49	2,140	2,143
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	3,889
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	1,990
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	2,000	1,995
	New Jersey Economic Development Authority Industrial Revenue	5.125%	9/15/23	3,325	3,362
	New Jersey Economic Development Authority Industrial Revenue	5.250%	9/15/29	5,750	5,815
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	5,028
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	4,665	4,927
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	5,000	5,277
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	2,940	3,356
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	5,000	5,708
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	4,000	4,566
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	1,925
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	9,578
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	502
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	983
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,132
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	501
[4]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	2,516
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,547
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	7,000	6,589
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,133
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	18,200	19,145
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	4,183
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	4,075
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,225
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,211
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,248
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,100	4,094
	New Jersey GO	4.000%	6/1/30	2,130	2,340
	New Jersey GO	4.000%	6/1/31	6,660	7,355
	New Jersey GO	4.000%	6/1/32	1,920	2,119
	New Jersey GO	2.000%	6/1/33	6,175	5,193
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	6,635	6,721
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,720	8,267
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	15,664
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	5,000	4,113
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	3,380	3,664
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	2,300	2,529
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,847
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,202
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	1,700	1,684
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,566
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/29	1,890	1,850
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,060	5,926
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/30	2,085	2,020
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	6,685	6,484
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	3,595	3,503
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	7,580	7,191
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	7,275	6,772
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	4,600	4,300
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	6,385	6,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	6,011
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	10,550	11,507
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	6,375	6,903
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,080
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,486
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,000	7,369
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	8,788
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,625	8,311
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	2,085
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	10,993
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	6,500	7,171
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,064
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	4,595	4,718
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	5,665	5,758
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	4,855	4,980
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	6,285	6,369
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	1,630	1,658
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,160	2,184
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	5,341
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,095	952
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	4,032
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	3,790	3,855
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	3,000	3,016
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	2,500	2,709
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	2,500	2,662
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,125	16,002
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	23,120	22,889
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	5,391
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	3,844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	547
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	3,035
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,500	1,522
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	11,265	12,014
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,000	13,896
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,224
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	16,500	16,335
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,842
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	4,500	4,810
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,544
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	10,000	11,055
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,500	2,820
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	10,000	11,023
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,400	6,070
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	16,201
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	14,680	14,857
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	20,020	20,282
	Salem County Pollution Control Financing Authority Industrial Revenue (Chambers Project)	5.000%	12/1/23	12,300	12,635
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,216
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,315
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,432
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,550	9,088
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	22,760	20,736
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	10,660	11,130
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	23,730	24,197
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	8,824
[4]	Union County Improvement Authority Resource Recovery Revenue	6.750%	12/1/41	9,025	8,102
					751,212
New Mexico (0.4%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.500%	7/1/42	5,000	5,011
[11]	New Mexico Mortgage Finance Authority	5.250%	3/1/53	1,735	1,918
[1]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	50,780
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/44	500	476
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/49	2,495	2,328
					60,513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York (11.8%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,210
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	3,994
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	12,120	12,376
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	594
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	2,110	641
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	3,000	859
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	888
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,700	1,714
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	1,760
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	3,000	2,949
[4]	Build NYC Resource Corp. College & University Revenue	5.500%	9/1/45	5,600	5,811
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,228
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,587
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	1,155	1,178
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,428
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,070	7,251
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	9,100	9,284
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	6,125	6,497
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	1,017
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	901
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	710
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,500	1,538
[2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	5,050	5,095
	Huntington Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	2,125	2,049
[4]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	6,280	6,028
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,086
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	5,000	5,524
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,616
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,590	1,496
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	7,000	7,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,302
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,215	1,338
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,625	6,210
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,104
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,100	2,296
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,113
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,120
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,460	2,631
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,209
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	2,000	2,168
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	2,965
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,488
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	3,741
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	400	417
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	10,000	10,661
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	15,442
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	3,097
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,695	4,033
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	9,337
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/36	9,225	9,557
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	7,213
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	1,155	1,199
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	6,030	5,871
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	10,000	10,600
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	3,881
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	7,250	7,685
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	9,500	9,140
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	20,000	19,623
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	3,570	3,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	4,415	4,693
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	7,000	7,284
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	5,500	5,743
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	32,500	34,131
[2,7]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	1.575%	4/1/24	1,245	1,226
[2,7]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	2.078%	4/1/24	1,750	1,724
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,054
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,054
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,250	2,356
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,500	2,618
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,150	1,219
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,740	1,709
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,810	1,754
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	4,270	3,914
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,102
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	10,000	10,017
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	15,900	16,363
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,554
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,110	1,106
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	385	380
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	4,895	4,926
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	6,500	6,257
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	325	308
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	564
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,233
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	6,536
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,770	3,590
	New York City Municipal Water Finance Authority Revenue	3.500%	6/15/42	10,000	9,747
	New York City Municipal Water Finance Authority Revenue	3.000%	6/15/50	3,075	2,626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	14,000	12,455
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	11,750	12,951
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	3,500	3,375
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	3,070	3,080
[17]	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	18,600	18,648
[1,4]	New York City NY Housing Development Corp. Mortgage Revenue TOB VRDO	1.780%	8/4/22	37,995	37,995
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	2,000	2,104
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	2,080
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	8,000	8,497
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,690
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	5,658
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	5,000	5,633
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	9,525	8,542
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	4,000	3,439
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/48	6,915	6,974
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	15,020	16,798
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,000	10,424
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	4,273
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,675
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,200	3,288
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	5,188
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,000	3,093
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	11,124
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,350	3,437
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	3,083
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,480	2,569
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	7,740	8,562
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,115	2,349
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,750	1,787
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,935	5,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	6,500	6,635
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,545	3,922
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	12,620	12,857
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	8,500	8,585
[11]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	6,280	6,339
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	5,000	5,029
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.890%	8/1/22	45,000	45,000
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,502
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	7,465	7,894
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	5,000	2,175
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	5,000	1,597
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	4,265	3,735
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	17,055	14,331
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	3,345	2,796
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,665	1,372
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	6,181
[4]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/44	24,025	24,175
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	5,855	5,567
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,620	7,017
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	15,200	14,036
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,480	1,277
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	8,970	7,109
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	7,500	6,199
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	20,320	16,093
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/51	4,865	4,086
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	12,510	9,739
[5]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	1,500	1,209
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	14,325	16,731
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,285	1,305
	New York NY GO	5.000%	8/1/33	500	593
	New York NY GO	5.000%	8/1/33	1,300	1,541
	New York NY GO	3.000%	3/1/41	10,000	8,953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	3/1/42	2,000	2,247
	New York NY GO	4.000%	3/1/47	8,050	8,067
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	2,500	2,501
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	5,000	4,974
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/40	2,570	2,648
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/41	3,685	3,791
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/42	4,050	4,157
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/47	9,000	9,171
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,000	1,049
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	14,370	15,085
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	200
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	195
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	4,022
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,250	2,852
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,780
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	10,133
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	725	765
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,000	1,871
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	1,909
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,100	1,142
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,034
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,815	3,649
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,000	1,970
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	8,500	8,524
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	2,500	2,516
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	15,000	16,115
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	7,500	7,359
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	8,920	9,670
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	3,050	3,352
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,405	6,739
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,120	5,754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	3,300	3,363
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	9,000	9,750
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,522
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,822
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	13,069
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,470	11,148
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	3,000	3,050
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	5,000	5,603
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	9,650	9,719
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	25	27
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,250	1,285
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,995	4,058
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/42	2,890	2,584
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	2,039	1,843
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,602	1,427
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	15,000	16,629
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	7,000	7,734
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	5,596
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	11,070
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	6,560	7,220
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
[5]	New York State Dormitory Authority School & District Revenue	5.000%	10/1/42	7,145	7,970
	New York State Dormitory Authority School & District Revenue	4.000%	7/1/49	2,000	1,939
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	2,878
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,345
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,125	2,336
	New York State Thruway Authority	4.000%	3/15/49	2,495	2,497
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	3,824
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	4,355	4,387
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	3,000	2,448
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	4,995	4,975
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	13,551
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	10,250	8,169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,800	7,192
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	15,000	15,816
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	2,500	2,523
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	2,875	2,427
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	5,095	4,253
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	4,500	4,469
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	4,500	4,460
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	19,000	18,718
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	3,035	2,736
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	11,965	10,786
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	2,927
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	5,469
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,349
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	11,046
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,755	1,778
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	1,000	852
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/49	10,000	8,475
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	2,528
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	6,000	5,409
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,000	3,025
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	14,075	12,103
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,546
[2]	New York Transportation Development Corp.	4.000%	12/1/42	1,025	1,008
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/22	300	303
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	1,500	1,548
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,500	1,576
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	1,400	1,494
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	490	530
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	700	765
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	700	768
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/29	650	718
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	500	554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/31	6,500	6,800
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,089
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/31	800	878
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/31	10,000	11,076
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	1,000	1,091
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	5,155	5,728
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	8,967
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	850	918
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	6,305	6,905
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,196
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	1,115	1,078
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	800	860
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	6,000	6,534
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	10,630
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	4,945	5,369
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	4,895
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	9,327
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	5,500	5,955
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	750	801
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	7,500	8,110
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/38	560	538
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	4,440	4,820
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	3,000	3,230
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	300	287
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/39	3,000	3,224
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	15,000	15,599
[2]	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/40	1,720	1,723
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/40	2,500	2,672
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	4,512
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	500	471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	1,955	1,951
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/41	2,000	2,132
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	500	468
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	3,280	3,139
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	2,500	2,353
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/42	2,500	2,660
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	7,670	7,511
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/46	5,000	4,529
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	5,000	4,428
	New York Transportation Development Corp. Port, Airport & Marina Revenue	2.250%	8/1/26	3,800	3,624
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	8/1/31	4,330	4,637
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	8/1/36	4,000	4,367
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	2,065
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	7/1/46	410	422
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	1/1/50	44,950	46,449
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	4,455	4,023
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	4,326
[5]	Oyster Bay NY GO	4.000%	11/1/26	800	866
[5]	Oyster Bay NY GO	4.000%	11/1/27	1,350	1,473
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	56
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/29	290	321
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/29	8,555	8,574
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	13,912
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	3,077
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	3,270	3,651
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	2,725	3,024
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,550
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	2,375	2,650
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,664
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/36	2,375	2,640
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	2,037
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/37	3,730	4,130
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	5,000	5,056
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	1,011
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	1,280	1,377
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	5,272
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	7,780	8,416
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	3,000	3,135
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	10,433
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,050	2,247
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,315	2,399
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,067
[2]	Suffolk County NY GO	5.000%	5/15/29	3,615	4,190
[2]	Suffolk County NY GO	5.000%	5/15/30	2,500	2,930
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,505	2,453
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,372
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	845
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	1,965
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	550	551
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	500
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	11,943
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	10,000	10,749
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	9,855	10,956
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	6,500	7,099
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,335	13,266
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	5,461
[11]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/32	1,915	2,342
[11]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/33	2,350	2,835
[11]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/34	3,000	3,574
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	4,585	4,573
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	23,800	26,635
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,654
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	2,895
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	7,447
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,330
[4]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	8,195	7,415
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	2,050	2,094
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	9,230
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	2,480	2,354
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	4,185	3,879
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	18,500	18,848
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	10,930	9,581
					1,877,135
North Carolina (0.9%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/46	1,500	1,317
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	3,376
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/52	7,355	7,410
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,119
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	574
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,550	2,618
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,630	1,663
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,024
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,750	1,783
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,444
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,403
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	2,150	2,167
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,635	1,654
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	10,000	10,370
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	385	386
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,450	3,440
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	10,000	10,056
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	3,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	9,280	9,310
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/45	1,000	986
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/50	1,500	1,467
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	4,260	4,431
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	3,067
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	6.250%	7/1/23	5,810	6,050
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	2,115	2,255
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	3,160	3,369
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	4,000	4,349
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	5,000	5,436
	North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	1,170	1,102
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	12,630
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	3,610	3,719
[2]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,229
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,800	4,936
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	4,500	4,500
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	9,250	8,041
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	5,555	4,673
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,970	1,911
					140,330
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	964
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	5,267
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	2,000	1,657
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	7,208
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	5,028
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,321
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	5,179
					31,624
Ohio (3.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	203
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	1,113
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	202
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	740	745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	500	502
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,465	1,575
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,631
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	3,005	3,217
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	3,065	3,281
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,096
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	3,027
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	2,012
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	15,400	12,378
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	22,890	22,066
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	69,300	69,196
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,774
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	3,196
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,493
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	6,087
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	7,200	7,576
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	3,870
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.500%	8/1/47	2,500	2,773
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.500%	8/1/52	2,500	2,761
[4]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue	4.000%	12/1/55	2,250	1,913
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	5,964
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	4,455	4,627
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,157
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	8,250	8,596
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	10,000	10,482
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	13,550	13,804
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	6,000	6,272
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	450
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	431
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	558
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	501
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	484
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	776
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,182
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,671
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,720
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	9,666
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	4,061
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	8,645	8,687
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,385	2,557
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	8,672
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,813
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	1,971
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,512
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	15,000	15,775
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,490
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	11,520	12,044
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	4,618
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	28,000	29,722
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	5,001
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	1,009
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,503
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/52	1,130	1,130
[4]	Hickory Chase Community Authority Miscellaneous Revenue	5.000%	12/1/40	2,540	2,438
	Kenton City School District GO	4.000%	11/1/58	4,965	5,008
[1]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,810	4,036
	Little Miami Local School District GO	4.000%	11/1/55	6,500	6,522
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	9,500	9,305
	Marion County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,150	1,156
	Marion County OH Health, Hospital, Nursing Home Revenue	5.125%	12/1/49	1,760	1,746
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	11,000	11,654
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,138
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,128
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	898
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,113
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	7,556
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,337
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	3,180	3,072
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	2,000	1,900
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	3,812
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	2,118
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,665	2,636
	Ohio Air Quality Development Authority Electric Power & Light Revenue	4.250%	11/1/40	3,900	4,011
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	26,420	26,445
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	12,500	12,566
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	12/31/39	3,540	3,674
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	6/30/53	4,000	4,119
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	660	648
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,280
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	725	705
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	4,000	4,027
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/49	1,045	830
	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,490	2,520
[11]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	2,330	2,721
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	3,680	3,448
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	6.500%	12/1/30	1,000	933
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	7.000%	12/1/42	9,000	8,085
	West Carrollton City School District GO	4.000%	12/1/56	3,500	3,540
					484,357
Oklahoma (0.5%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,064
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	2,006
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,052
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	7,706
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	5,300	5,511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	10,407
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,250	8,789
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	15,070	14,749
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	18,500	17,703
[12]	Oklahoma Development Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/1/47	4,575	5
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	571
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	421
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	1,956
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	500	522
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/37	1,000	1,051
					73,513
Oregon (1.3%)
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.375%	11/15/55	2,140	2,152
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/30	2,120	2,401
	Forest Grove OR College & University Revenue	4.000%	5/1/40	855	850
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/39	3,545	3,565
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,305	7,204
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/50	965	1,041
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,450	1,491
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,285	1,318
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	2,630	2,671
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,580	2,055
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	1,040	1,168
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	375	379
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,575	3,710
[4,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	9,225	673
[4,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	12,900	942
[4]	Oregon State Business Development Commission Revenue, 9.000% coupon rate effective 4/1/23	9.000%	4/1/37	7,940	580
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	6,500	6,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	4,711
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	4,010	3,987
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	11,790	12,802
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	3,800
	Oregon State Lottery Revenue	5.000%	4/1/42	5,000	5,819
	Oregon State University College & University Revenue	5.000%	4/1/45	10,000	10,505
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,230	2,509
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,650	1,850
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,575	2,759
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,000	5,738
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/35	9,345	9,433
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,068
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	2,837
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,337
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/37	16,595	16,745
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,870	3,047
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/40	6,295	6,311
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,271
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/47	43,000	42,175
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	5,000	5,239
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	8,000	8,332
	Union County Hospital Facility Authority	5.000%	7/1/47	1,625	1,707
	Union County Hospital Facility Authority	5.000%	7/1/52	2,375	2,466
[5]	University of Oregon College & University Revenue	3.500%	4/1/52	4,000	3,704
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	3,425
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	2,250	2,086
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/51	3,325	3,232
					212,185
Pennsylvania (7.9%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/31	3,000	3,426
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/32	4,345	4,923
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/36	5,700	5,744
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/37	5,750	5,779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/38	5,225	5,232
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/35	1,985	1,991
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,389
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	2,510	2,833
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,186
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,082
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	4,733
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	10,000	10,095
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	4,539
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	2,150	2,197
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	1,020	1,078
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,484
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/33	2,000	2,104
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/50	2,075	2,079
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/42	1,260	1,301
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/47	1,090	1,112
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/52	2,240	2,280
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	1,000	1,075
[4]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	7,925	8,558
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,306
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	12,850	13,193
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	2,075	2,155
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	5,520	5,814
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	445	467
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	500	515
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,020	789
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/50	5,300	4,105
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/22	390	390
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/23	200	200
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,180	1,184
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,225	1,189
[5]	Berwick Area School District GO	4.000%	11/15/43	1,150	1,189
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	891
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	441
[5]	Bristol Township School District GO	4.000%	6/1/48	3,710	3,806
[11]	Bucks County IDA College & University Revenue	5.000%	11/1/42	1,500	1,510
[11]	Bucks County IDA College & University Revenue	5.000%	11/1/52	2,000	1,955
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	2,500	2,565
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	21,605	16,389
[2]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	5,655	4,497
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,271
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	5,212
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	535	548
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	2,030
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,689
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,424
	Capital Region Water Sewer Revenue	5.000%	7/15/47	12,290	13,447
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	9,000	8,824
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	5,605	5,332
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	2,000	2,002
[4]	Chester County IDA (Woodlands at Graystone Project)	4.375%	3/1/28	185	187
[4]	Chester County IDA (Woodlands at Graystone Project)	5.000%	3/1/38	800	812
[4]	Chester County IDA (Woodlands at Graystone Project)	5.125%	3/1/48	1,045	1,054
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,695	5,712
[5]	Coatesville School District GO	0.000%	10/1/33	775	503
[5]	Coatesville School District GO	0.000%	10/1/37	2,050	1,098
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	9,024
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	4,679
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	14,110
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,095	6,638
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	1,200	1,128
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,505
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,980	2,458
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	1,969

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,640	4,513
DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	5,746
DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	2,730	2,606
East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	1,200	1,237
East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	1,625	1,724
East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	3,175	3,369
East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	1,060	1,155
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	195	199
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	988
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	379
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,200	1,168
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	600	571
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	1,791
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	1,000	941
Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	15,810	15,567
Indiana County Industrial Development Authority Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	969
Lackawanna County IDA College & University Revenue	4.000%	11/1/40	5,000	4,948
Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	5,010	5,364
Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	18,340	19,560
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/40	1,000	992
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	7,000	7,389
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,513
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,517
Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	3,000	3,061
Lehigh County Authority Water Revenue	5.000%	12/1/43	2,065	2,149
Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	2,375	2,482
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,186
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,982
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	2,977
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,330	10,388

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,500	7,260
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	770	888
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,315	1,503
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	1,500	1,710
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	2,000	2,006
Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,624
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	3,811
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	3,970
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	2,943
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	2,000	2,162
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	30,415	32,879
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,050
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,186
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,585
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	8,055
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	4,666
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,474
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	5,066
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	1,250	1,281
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	10,232
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	190	199
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	1,730	1,866
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,300	12,191
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	10,885	11,743
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,794
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,662
Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,542
Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	14,372
Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	11,890	11,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	791
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/25	2,225	2,373
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	6/30/26	870	934
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/28	895	952
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/29	10,000	10,601
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	8,950	9,290
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	6/30/24	350	364
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/26	750	804
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	676
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,440	1,652
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	500	507
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	3,820	3,832
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	5,000	4,980
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	9,133
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	7,879
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	12,935	12,507
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	5,000	4,865
[4]	Pennsylvania Economic Development Financing Authority Industrial Revenue PUT	9.000%	4/13/28	2,000	2,366
	Pennsylvania Economic Development Financing Authority Miscellaneous Revenue	5.500%	11/1/44	5,000	5,054
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	10,300	10,153
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	5,700	5,401
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24	35,000	34,211
[7]	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	1.730%	6/3/24	15,500	15,080
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	473
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	5,810	5,431
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	3,205	2,832
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	7,000	7,059

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,500	1,532
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	14,140	14,723
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	5,414
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	5,975	6,003
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	14,000	13,615
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	20,000	22,108
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	10,010	11,037
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	10,015	11,011
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,205	9,711
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,000	5,275
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,429
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	11,475	12,856
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,549
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5,935	6,530
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	6,589
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	1,686
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	1,500	1,521
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,405	1,540
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	12,668
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	8,903
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	13,045	13,594
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	11,225	11,832
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	17,176
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	17,050	17,822
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,295
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,876
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	10,240
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	1,510	1,528
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,974
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	9,500	10,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	3,500	3,671
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	10,015
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	5,400	5,318
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	2,212
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	5,337
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,000	16,074
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,469
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	3,005	2,924
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	10,075	9,786
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	14,150	15,550
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,000	2,326
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,155	2,612
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	3,525	3,417
[3]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/24	0.000%	12/1/39	8,300	8,399
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	4,110	4,323
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,840	1,873
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,600	1,624
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	815	823
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	3,230	3,262
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,750	1,756
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,500	1,494
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/51	640	529
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/56	700	561
	Philadelphia Authority for Industrial Development Charter School Revenue	4.000%	6/1/41	750	662
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,000	2,008
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,625	1,628
[11]	Philadelphia Authority for Industrial Development College & University Revenue	5.500%	9/1/37	1,190	1,287
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,585	1,585
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,259
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,000	967

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,615
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	7,004
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	3,545	3,845
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	2,000	2,159
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	4,235	4,659
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/32	3,360	3,685
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,071
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,070
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,500	1,532
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	6,737
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	9,255	9,755
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,068
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,064
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	1,000	1,051
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,687
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	6,076
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	8,183
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,241
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	7,721
	Philadelphia PA GO	5.000%	8/1/32	8,235	8,939
	Philadelphia PA GO	5.000%	8/1/33	6,545	7,100
[2]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	2,825
[2]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,559
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/37	7,745	7,979
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	10,134
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	8,740
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	2,500	2,720
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	7,699
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,795
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	3,640	3,869
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,677
	Philadelphia School District GO	5.000%	9/1/34	2,450	2,690
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,403
	Pittsburgh PA GO	4.000%	9/1/32	500	532
	Pittsburgh PA GO	4.000%	9/1/33	510	539
[5]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	10,000	10,017
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,050
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,565
[2]	Trinity Area School District GO	4.000%	11/1/46	1,125	1,149
[2]	Trinity Area School District GO	4.000%	11/1/51	1,900	1,928
	Washington County Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23	255	256
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	250	247
[4]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	35,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,600	1,416
					1,258,386
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	211	215
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	126	117
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	420	440
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	1,143	1,238
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	13,409	14,816
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	16,006	17,960
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	20,726	12,320
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	5,525	5,289
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	10,366	9,785
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	291	272
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,896	2,657
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	1,882	1,694
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/24	5,110	5,229
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,095	5,351
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	10,000	10,380
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,000	8,969
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	3,230	2,818
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	189
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	355	400
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	45
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	45
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	39
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	48
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	38
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	35	33
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	150	142
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	5,600	5,253
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	8,461	7,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	32,183	24,879
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	528	331
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	51,496	50,982
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	698	691
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	881
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	17,435	17,586
					208,312
Rhode Island (0.5%)
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/41	1,000	1,058
[2]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	5.000%	5/15/27	10,040	10,872
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/28	2,505	2,796
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	5,749
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/30	2,105	2,335
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	1,069
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,421
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,411
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,365
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,051
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,727
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,019
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,620
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,272
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,292
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/42	2,000	2,163
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/47	8,350	8,985
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	4,775
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	8,500	8,888
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/22	875	884
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/24	1,350	1,431
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	919
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	6,000	5,512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	4,726
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,164
					78,504
South Carolina (1.3%)
	Berkeley County SC	4.375%	11/1/49	1,500	1,499
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	7,650	7,763
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,520
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	11,110	11,760
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/44	6,000	6,344
[1]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	9,475	9,696
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/51	3,000	2,977
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	3,500	3,609
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	745
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/33	1,020	1,148
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/35	1,130	1,256
[4]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/46	4,675	3,869
[4]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/56	5,095	3,953
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	15,646
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	7,500	7,838
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	4,891
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/25	2,180	2,324
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/42	585	581
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	4.000%	12/1/44	2,500	2,505
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/54	1,000	958
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	10,500	10,527
[4]	South Carolina Jobs-Economic Development Authority Resource Recovery Revenue	6.500%	6/1/51	4,750	3,933
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/27	4,000	4,432
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	2,000	2,234
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,261
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,207
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/36	2,445	2,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,913
	South Carolina Ports Authority Port, Airport & Marina Revenue, Prere.	5.250%	7/1/25	1,765	1,925
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	9,090	8,816
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	5,170	4,975
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	4,100	3,891
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/55	12,500	13,394
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/40	5,000	5,003
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	1,310	1,406
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	1,150	1,209
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	4,104
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,347
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,042
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	5,320
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	3,810	4,002
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	11,125	11,668
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	9,705	10,103
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	3,015	3,431
[2]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	2,500	2,503
					206,015
South Dakota (0.3%)
	County of Lincoln SD College & University Revenue	4.000%	8/1/56	3,040	2,604
	County of Lincoln SD College & University Revenue	4.000%	8/1/61	2,650	2,210
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/26	7,500	8,121
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	10,000	10,516
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	5,000	5,199
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	7,025	6,939
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	10,000	10,089
	South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,115
					49,793
Tennessee (1.5%)
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/31	3,400	2,886
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/37	2,900	2,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/47	3,485	2,384
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	2,000	2,197
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,011
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,006
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	3,000	3,189
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	12,385	13,096
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	6,500	6,597
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	7,600	7,983
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	11,080	11,612
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,108
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,845
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	525	574
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	854
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	500	573
	Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,240	2,589
[4]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/43	3,250	1,100
[4]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	4.000%	6/1/51	2,450	2,132
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	450	471
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	1,700	1,758
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	1,835
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	4,000	4,252
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,000	5,292
	Metropolitan Government of Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	0.580%	8/1/24	1,200	1,137
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	4,516
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,500	3,987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	2,910	3,293
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,200	2,472
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	5,251
[1]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	27,030	28,453
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	15,570	15,937
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	1,665	1,709
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	5,875	6,059
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	4,043
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	17,754
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	4,225	4,278
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	11,020	11,310
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	41,045	44,526
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	430	435
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,030	2,084
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	2,320	2,514
					242,336
Texas (5.2%)
[4]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	2,076
	Angelina & Neches River Authority Revenue	7.500%	12/1/45	1,450	1,204
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/56	2,500	1,936
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,278
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,245
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,082
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,262
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	1,000	1,085
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	1,200	1,327
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	1,750	1,961
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,551
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,117
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,000	1,129
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,240
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,000	2,274
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	1,750	1,984

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	4,150	4,568
	Belton Independent School District	4.000%	2/15/40	645	664
	Belton Independent School District	4.000%	2/15/42	1,125	1,151
	Belton Independent School District GO	4.000%	2/15/52	1,780	1,789
[4]	Celina TX Special Assessment Revenue	3.500%	9/1/42	1,038	838
[4]	Celina TX Special Assessment Revenue	4.000%	9/1/51	2,360	2,046
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,780	1,928
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	2,863
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,002
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,372
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,422
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,500	1,540
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	5,935
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	5,500	5,500
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	2,500	2,444
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	780	791
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	6,590	6,683
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,000	1,093
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	6,280	6,501
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	18,499
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	6,500	6,726
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	19,854
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/31	500	425
[4]	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	3.500%	10/1/31	500	429
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	1,250	1,067
[4]	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/50	1,250	1,081
[11]	Crandall Independent School District GO	4.000%	8/15/52	1,050	1,052
[4]	Crandall TX	4.125%	9/15/26	100	97
[4]	Crandall TX	4.000%	9/15/31	200	184
[4]	Crandall TX	4.750%	9/15/31	200	188
[4]	Crandall TX	4.250%	9/15/41	750	674
[4]	Crandall TX	5.000%	9/15/41	250	238
[4]	Crandall TX	5.250%	9/15/51	750	710
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/51	6,250	6,265
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,200	9,056
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/33	5,065	5,417
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	4,175	4,443
	El Paso TX GO	4.000%	8/15/47	2,540	2,555
[18]	Fort Bend Independent School District PUT	2.375%	8/1/24	2,000	2,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.450% coupon rate effective 10/1/23	0.000%	10/1/34	19,625	21,326
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	8,000	8,341
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	2,022
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,502
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	521
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	520
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,141
	Hays County TX	7.000%	9/15/45	4,500	4,502
[4]	Hays County TX	4.000%	9/15/50	1,000	869
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/47	6,205	1,476
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/48	6,360	1,422
	Houston TX Airport System Industrial Revenue	4.750%	7/1/24	4,200	4,257
	Houston TX Airport System Industrial Revenue	5.000%	7/1/29	13,150	13,402
	Houston TX Airport System Industrial Revenue	6.500%	7/15/30	4,000	4,021
	Houston TX Airport System Industrial Revenue	4.000%	7/1/41	2,000	1,814
	Houston TX Airport System Industrial Revenue	4.000%	7/15/41	18,000	16,325
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,364
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,110
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,512
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,528
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,146
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,513
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,396
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	1,787
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	2,012
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,508
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/41	2,000	1,994
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,590
[4]	Justin TX	4.000%	9/1/51	1,000	881
	Kaufman County TX GO	4.000%	2/15/45	1,750	1,784
[4]	Lavon TX	4.000%	9/15/42	1,250	1,141
[4]	Lavon TX	4.375%	9/15/42	535	487
[4]	Lavon TX	4.125%	9/15/52	3,000	2,649
[4]	Lavon TX	4.500%	9/15/52	1,000	888
[4]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/42	1,000	842
[4]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/42	446	407
[4]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/52	1,350	1,198
[4]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/52	705	637
[2]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/34	5,000	5,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/35	5,000	5,048
[2]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	7,080	7,474
[2]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	3,080	3,190
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	5,521
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/46	5,130	5,654
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	3,250	3,519
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,000	5,467
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/51	6,500	7,087
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	5,050	5,395
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/45	8,350	8,726
	Matagorda County Navigation District No. 1 Industrial Revenue PUT	0.900%	9/1/23	4,500	4,439
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	190	158
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,000	830
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,250	1,038
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	500	415
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	2,750	2,283
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	8,908
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,265
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,513
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	7,466
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	10.000%	12/1/25	5,000	5,850
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,801
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,533
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/46	2,500	2,362
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	2,000	1,935
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/52	2,150	2,001
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/55	6,175	5,771
[11]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/57	4,150	3,766
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	1/1/57	15,000	13,730
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	4,419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,750	4,288
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	4,211
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,520	11,071
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/43	4,370	4,455
[11]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/52	1,000	1,031
[11]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/57	6,000	6,187
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	495
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	1,809
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,044
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/40	1,000	1,036
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	850	928
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,600	7,202
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,550	1,691
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	4,200	3,570
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/47	15,500	13,175
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,624
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,330
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	6,054
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	1,018
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	7,700	7,911
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	4,150	4,244
[4]	North Parkway Municipal Management District No. 1	4.000%	9/15/41	276	254
[4]	North Parkway Municipal Management District No. 1	4.750%	9/15/41	1,500	1,485
[4]	North Parkway Municipal Management District No. 1	4.250%	9/15/51	602	550
[4]	North Parkway Municipal Management District No. 1	5.000%	9/15/51	4,000	4,025
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10,000	10,343
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	35,800	38,164
[18]	Pearland Independent School District GO	5.250%	2/15/32	10,000	11,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	524	533
[4]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,086	1,103
[4]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,000	1,015
[4]	Pilot Point TX Special Assessment Revenue	6.000%	9/15/52	2,110	2,164
[4]	Plano TX	4.000%	9/15/51	1,500	1,277
[4]	Plano TX	4.375%	9/15/51	1,011	862
[4]	Port Beaumont Navigation District Economic Development Revenue	3.000%	1/1/50	7,750	5,317
[4]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,386
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,117
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,114
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,156
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,206
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,262
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,324
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,572
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,694
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	300	320
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/46	6,570	6,839
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/24	7,790	8,200
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,073
	San Antonio Education Facilities Corp. College & University Revenue (Hallmark University Project)	5.000%	10/1/31	265	264
	San Antonio Education Facilities Corp. College & University Revenue (Hallmark University Project)	5.000%	10/1/41	2,200	2,093
	San Antonio Education Facilities Corp. College & University Revenue (Hallmark University Project)	5.000%	10/1/51	1,975	1,800
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	5,985	6,681
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	4,755	5,137
	San Marcos TX	5.625%	9/1/50	900	914
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,950	6,350
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	1,650	1,653
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	2,650	2,632
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	6,095	6,155
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,625
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,668
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	3,000	3,337
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	260	262
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	325	335

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	314
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,063
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	819
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,545	3,885
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	14,120	15,510
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	1,505	1,654
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	8,110	8,944
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	4,000	4,419
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	7,500	7,929
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	7,819
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	1,711
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	1,749
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	2,971
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	1,837
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	1,735
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,526
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,269
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,305	1,321
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	2,022
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	3,280	3,312
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,008
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,004
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,195	4,207
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	2,500	2,501
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	12/31/38	13,635	14,135
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	1,000	996
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/40	9,540	9,722
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/45	5,000	5,070
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	23,100	23,723
Texas Transportation Commission GO PUT	0.650%	4/1/26	1,835	1,721
Texas Transportation Commission Highway Revenue	0.000%	8/1/34	2,300	1,369
Texas Transportation Commission Highway Revenue	0.000%	8/1/35	2,000	1,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Commission Highway Revenue	0.000%	8/1/36	1,000	538
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	13,000	13,498
	Texas Transportation Commission State Highway 249 System	0.000%	8/1/38	500	240
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,085	5,405
	University of Houston College & University Revenue	5.000%	2/15/56	6,505	7,308
[18]	Waco Independent School District GO	3.000%	8/15/52	4,000	3,470
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	2,750	2,794
					826,634
Utah (0.8%)
[4]	Black Desert Public Infrastructure District GO	4.000%	3/1/51	2,370	1,929
	Granite School District Board of Education GO	5.000%	6/1/30	1,915	2,295
[4]	Mida Mountain Village Public Infrastructure District Revenue	4.000%	8/1/50	5,000	4,094
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	3,250	2,551
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	5,000	3,864
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	7,618
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	20,000	20,035
[2]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	15,000	14,685
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/51	3,500	3,794
[4]	UIPA Crossroads Public Infrastructure District Tax Allocation Revenue	4.375%	6/1/52	14,000	12,278
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	13,025	13,098
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	17,578
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	6,980	7,810
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,315	1,396
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	4,756
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,050	4,272
[5]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	5,701
					127,754
Vermont (0.2%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,850	2,370
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	7,059
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	5,800	5,990
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/37	1,500	1,593
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/38	1,785	1,893
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/39	1,130	1,197
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	468
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,400
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	597
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,088
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	588
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	872
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	599
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	560	565
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	628
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	560	565
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	2,690	2,655
	Vermont Student Assistance Corp. Student Loan Revenue	2.375%	6/15/39	2,745	2,495
					33,593
Virgin Islands (0.2%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,384
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,401
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	4,993
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,349
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,198
[4]	West Indian Co. Ltd.	6.250%	10/1/42	4,000	3,935
[4]	West Indian Co. Ltd.	6.500%	4/1/52	4,000	3,929
					29,189
Virginia (1.4%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	370	465
	Amelia County IDA Resource Recovery Revenue	1.450%	4/1/27	3,000	2,735
	Charles City County Economic Development Authority Resource Recovery Revenue	1.450%	4/1/27	1,300	1,185
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	13,500	14,111
[3]	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue, 4.875% coupon rate effective 7/15/23	0.000%	7/15/40	7,800	7,949
[4]	Cutalong II Community Development Authority District Special Assessment	4.500%	3/1/55	6,000	5,146
	Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/35	1,575	1,807
	Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,840
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	2,000	2,071
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,029
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/34	1,850	2,227
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/57	5,000	5,054
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,135	2,753
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,510	5,402
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,435	1,455
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	2,090	2,117
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	4,640	3,772
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	723
[4]	Newport News IDA Revenue	5.330%	7/1/45	17,000	17,450
[4]	Peninsula Town Center Community Development Authority	5.000%	9/1/45	2,300	2,248
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	2,580
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	2,638
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	2,653
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,033
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,321
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,054
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,775
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	5,500	5,563
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	7,250	6,652
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	2,000	1,818
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	7,340	8,552
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/33	7,715	8,879
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/33	5,250	5,400
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/34	7,795	7,987
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/34	4,705	4,810
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/38	835	916
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/38	835	908
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	1,850	1,816
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/39	935	1,022
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/39	2,750	2,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/39	1,000	1,093
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	4,000	3,901
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/41	1,415	1,373
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/41	1,215	1,177
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/42	1,500	1,449
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/47	2,500	2,673
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/48	730	689
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/57	6,690	7,075
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project)	5.000%	12/31/56	49,075	50,777
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project) Highway Revenue	5.000%	12/31/52	1,000	1,036
	Virginia State College Building Authority College & University Revenue	3.000%	9/1/38	2,985	2,757
					228,807
Washington (1.6%)
	Bellevue WA GO	4.000%	12/1/43	1,165	1,199
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,301
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/38	1,525	1,585
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/26	4,165	4,530
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/26	900	980
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/27	6,835	7,557
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/29	4,000	4,415
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/30	9,215	10,155
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/31	8,000	8,805
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/33	5,500	6,061
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,749
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/35	6,150	6,450
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	10,000	10,978
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	3,680	4,040
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	6,662
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	6,879
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	10,605	11,773
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	11,270	11,207
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/41	14,025	13,924
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/37	8,835	9,590
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/38	9,275	10,052
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/29	1,785	1,904
[4]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	5,159
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	5,510	5,701
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	4,500	4,662
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	4,218
[1,4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.370%	8/5/22	5,635	5,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	4,176
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,815	3,984
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,266
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	13,069	12,404
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	25,000	24,775
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	3,100	2,268
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	2.125%	7/1/27	4,250	3,946
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	6.500%	7/1/30	1,350	1,405
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	6.750%	7/1/35	820	856
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,125	2,123
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	7.000%	7/1/45	2,000	2,090
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	6,000	5,760
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	7,300	6,929
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	7,537
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Project)	5.000%	1/1/55	1,000	939
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,915
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	1,088
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	2,100	2,037
					256,669
West Virginia (0.3%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	2,000	2,076
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	4,674
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/47	6,985	7,291
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	7,380
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	7,500	7,863
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	6/1/23	5,130	5,296
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	5,000	5,166
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	2,250	2,346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,264
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	5,985
	West Virginia State School Building Authority Lottery Revenue	3.000%	7/1/33	1,540	1,527
					50,868
Wisconsin (2.3%)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/31	4,480	4,768
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/32	4,880	5,179
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	3,923
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	530	518
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	3,062
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	514
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	820	824
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	759
[4]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	3,221
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	1,121
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,542
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,000	963
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/52	2,070	1,685
[4]	Public Finance Authority Charter School Aid Revenue	5.500%	6/15/52	1,800	1,806
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,778
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,100	2,080
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/56	2,435	2,302
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/57	4,200	3,841
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/57	1,310	1,034
[4]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/62	3,000	3,018
[4]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,349
[4]	Public Finance Authority Charter School Aid Revenue (WFCS Portfolio Project)	5.000%	1/1/56	1,000	931
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/42	1,000	893
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,185
	Public Finance Authority College & University Revenue	5.250%	10/1/48	5,225	5,350
[4]	Public Finance Authority College & University Revenue	4.000%	9/1/51	3,615	2,910
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/52	1,500	1,265
[4]	Public Finance Authority College & University Revenue	4.000%	9/1/56	3,000	2,361
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,142
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,133
[4]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	6,000	5,406
[4]	Public Finance Authority Economic Development Revenue	4.500%	6/1/56	12,000	9,408
[4]	Public Finance Authority Economic Development Revenue	6.500%	6/1/56	2,000	1,661
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	2.250%	6/1/27	2,185	2,012
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,156
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	4,983
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	1,000	996
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	4,010
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	723
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	344
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	366
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/42	1,230	1,202
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	24,681
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,750	1,820
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	12,299
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	1,225	1,179
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,297
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	1,400	1,447
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,000	6,251
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	1,751
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/51	5,000	3,672
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,730
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/52	2,300	2,190
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	7,507
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	4,064
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,198
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/56	7,000	5,029
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	1,901
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/23	1,000	1,009
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,525
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	5,054
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	3.000%	7/1/50	3,360	2,620
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	6,312
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,286
[4]	Public Finance Authority Miscellaneous Revenue	7.000%	12/1/50	4,000	3,758
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	12,000	12,020
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	3,050	3,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	28,700	26,445
[4]	Public Finance Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	2,300	2,313
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/51	6,000	5,187
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/56	7,500	6,372
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/46	20,425	21,528
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,122
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,095	2,124
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	20,000	20,590
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	950	956
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	960
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,560	2,571
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	1,900	1,892
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/44	3,155	3,231
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	15,000	14,770
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	2,000	1,972
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,100	3,050
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,000	14,805
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,717
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	4,950	4,813
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	3,500	3,396
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/57	4,000	3,290
					361,109
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	51
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	55	56
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	694
					801
Total Tax-Exempt Municipal Bonds (Cost $16,023,041)					15,337,544
Corporate Bonds (0.1%)
[4,19]	RED Rock Biofuels LLC	0.000%	8/1/22	3,805	3,801
[19]	RED Rock Biofuels LLC	0.000%	8/1/22	405	405
[19]	RED Rock Biofuels LLC	0.000%	8/1/22	585	584
[19]	RED Rock Biofuels LLC	0.000%	8/1/22	1,130	1,129
[19]	RED Rock Biofuels LLC	0.000%	8/1/22	1,120	1,119
Total Corporate Bonds (Cost $9,739)					7,038

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[20]	Vanguard Municipal Cash Management Fund (Cost $454,571)	1.289%	4,545,668	454,612
Total Investments (99.6%) (Cost $16,487,351)				15,799,194
Other Assets and Liabilities—Net (0.4%)				56,966
Net Assets (100%)				15,856,160
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Step bond.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $1,567,542,000, representing 9.9% of net assets.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2022.
12	Non-income-producing security—security in default.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Securities with a value of $796,000 have been segregated as initial margin for open futures contracts.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Security value determined using significant unobservable inputs.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2022	(209)	(27,431)	(697)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	—	7,038	7,038
Tax-Exempt Municipal Bonds	—	15,337,544	—	15,337,544
Temporary Cash Investments	454,612	—	—	454,612
Total	454,612	15,337,544	7,038	15,799,194
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	697	—	—	697
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.